Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	$ 0	$ 577
Derivative Assets (note 8)	0	82
Current portion of derivative liabilities (note 8)	755	86
Derivative liabilities (note 8)	717	0
Reported Value Measurement [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	0	577
Derivative Assets (note 8)	0	82
Accounts receivable	0	(230)
Current portion of derivative liabilities (note 8)	755	86
Derivative liabilities (note 8)	717	0
Reported Value Measurement [Member] | Interest rate swap agreement
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	0	577
Derivative Assets (note 8)	0	82
Accounts receivable	0	(230)
Current portion of derivative liabilities (note 8)	(272)	0
Derivative liabilities (note 8)	717	0
Reported Value Measurement [Member] | Forward freight agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	0	0
Derivative Assets (note 8)	0	0
Accounts receivable	0	0
Current portion of derivative liabilities (note 8)	(483)	(86)
Derivative liabilities (note 8)	$ 0	$ 0